INVESTMENTS	9 Months Ended
Sep. 30, 2025
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS	INVESTMENTS
From time to time the Company makes investments in entities of strategic relevance. These investments primarily consist of illiquid and non-controlling positions in entities with no readily determinable fair value, which are carried at cost less any impairment and are adjusted for observable price changes from orderly transactions for identical or similar securities. As of December 31, 2024 and 2023, the carrying amount of investments made by the Company was $31.0 million and $35.6 million, respectively.
In April 2023, the Company, through its wholly-owned subsidiary MIH East Holdings, Limited (MIH East), acquired a minority interest in The International Stock Exchange Group Limited (TISE) for $8.2 million. TISE primarily operates an investment exchange in Guernsey where its own shares are thinly traded and listed. In October 2023, the Company acquired additional shares of TISE for $7.7 million. The Company determined that the subsequent trade in October 2023 represented an observable price change in measuring the value of its initial investment which resulted in a gain of $1.4 million recorded within other, net on the consolidated statement of operations. The carrying amount of this investment was $17.3 million at December 31, 2023. In July 2024, the Company acquired additional shares for $1.6 million and recorded a loss of $2.0 million within other, net on the consolidated statement of operations to account for the observable price change in the value of its prior investment. As of December 31, 2024 the Company owned 29.46% of the total outstanding shares of TISE and the carrying amount was $16.8 million. An ownership interest in an entity over 20% generally leads to a presumption that the investor has the ability to exercise significant influence over the investee, requiring the investee to be accounted for by the investor under the equity method of accounting. The Company has concluded it does not have the ability to exercise significant influence over the operating and financial policies of the investee and does not have any representative or designee on the investee's board of directors. Further, the equity method of accounting would require that the investee routinely provide the Company with certain non-public information and information not available to its other shareholders, convert the investee’s results to GAAP and prepare a full purchase price allocation which is not available to the Company. Therefore, the Company accounted for its investment as an equity investment under the measurement alternative. During the year ended December 31, 2024, the Company received dividends of $3.1 million, which are recorded within other, net in the consolidated statement of operations.
During the year ended December 31, 2024, based on qualitative assessments performed by management, the Company determined that an other-than-temporary impairment existed for certain investments. The Company impaired minority equity investments in two privately held companies for a total carrying amount of $2.5 million as both investees were experiencing cash flow issues and would likely suspend operations in the near future. The Company impaired the outstanding carrying amount of $1.6 million for another investment, which was partially impaired in 2023, as the investee continued experiencing delays in implementing business plan initiatives due to regulatory hurdles.
During the year ended December 31, 2023, the Company recorded a total impairment loss of $2.4 million on three of its investments based on qualitative assessments performed by management. The Company impaired minority equity investments in two privately held companies with a carrying amount of $0.7 million and $0.2 million respectively. The Company determined that an other-than-temporary impairment existed for both investments as they are likely to suspend operations subsequent to the period. The Company impaired another minority interest investment as the investee was expected to experience delays in implementing certain business plan initiatives due to regulatory hurdles which could adversely affect its financial condition. As a result, the Company recorded an impairment loss of $1.5 million. During the year ended 2022, the Company recorded a $4.6 million impairment loss on two of its investments.
INVESTMENTS
From time to time the Company makes investments in entities of strategic relevance. These investments primarily consist of illiquid and non-controlling positions in entities with no readily determinable fair value, which are carried at cost less any impairment and are adjusted for observable price changes from orderly transactions for identical or similar securities. As of September 30, 2025 and December 31, 2024, the carrying amount of investments made by the Company was $14.2 million and $31.0 million, respectively.
The Company, through MIH East acquired a minority interest in TISEG, the carrying amount of this investment was $17.3 million at December 31, 2023. In July 2024, the Company acquired additional shares for $1.6 million and recorded a loss of $2.0 million to account for the observable price change in the value of its prior investment. As of December 31, 2024 the Company owned 29.46% of the total outstanding shares of TISEG and the carrying amount was $16.8 million. An ownership interest in an entity over 20% generally leads to a presumption that the investor has the ability to exercise significant influence over the investee, requiring the investee to be accounted for by the investor under the equity method of accounting. The Company concluded it did not have the ability to exercise significant influence over the operating and financial policies of the investee and did not have any representative or designee on the investee’s board of directors. Further, the equity method of accounting would require that the investee routinely provide the Company with certain non-public information and information not available to its other shareholders, convert the investee’s results to GAAP and prepare a full purchase price allocation which was not available to the Company. Therefore, the Company accounted for its investment as an equity investment under the measurement alternative.
On June 5, 2025, the Company acquired the entire issued and to be issued ordinary share capital of TISEG not already owned by MIH East. The Company paid a total cash consideration of £51.5 million ($69.7 million based on British pound/U.S. dollar exchange rate of 1.35356) or £22.50 for each share MIH East did not previously own. The
Company recorded a gain of $8.6 million within other, net under non-operating (expense) income in the condensed consolidated statement of operations to account for the observable price change in the value of its prior investment. See Note 3 - Business Combinations for further information on the TISE Acquisition.